Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 5,850	$ 5,369
Long-term Debt, Current Maturities	$ 1,109	$ 517
Preferred Stock, par value	$ 1	$ 1
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	167,848,424	170,607,336
Common stock, shares outstanding	167,848,424	170,607,336